REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Year Ended December 31,
	2023	2022
Balance as of the beginning of the year	$89,974	$90,478
Net Income (loss)	3,490	(379)
Other Comprehensive Income - Translation adjustment	57	(15)
Other	-	(110)
Balance as of the end of the year	$93,521	$89,974